SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation	(a) Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Basis of consolidation

(b)   Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries in which it has a controlling financial interest or variable interest entities (“VIEs”) for which the Company is a primary beneficiary.

A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. All intercompany balances and transactions between the Company and its subsidiaries have been eliminated in consolidation.

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(b)   Basis of consolidation (Continued)

The Company consolidates VIEs when the Company is the primary beneficiary. VIEs are entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders, as a group, lack one or more of the following characteristics: (a) direct or indirect ability to make decisions; (b) obligation to absorb expected losses; or (c) right to receive expected residual returns. VIEs must be evaluated quantitatively and qualitatively to determine the primary beneficiary, which is the reporting entity that has (a) the power to direct activities of a VIE that most significantly impact the VIEs economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes. A VIE can have only one primary beneficiary, but may not have a primary beneficiary if no party meets the criteria described above.

When evaluating whether the Company is the primary beneficiary of a VIE, and must therefore consolidate the entity, the Company performs a qualitative analysis that considers the design of the VIE, the nature of its involvement and the variable interests held by other parties. If that evaluation is inconclusive as to which party absorbs a majority of the entity’s expected losses or residual returns, a quantitative analysis is performed to determine the primary beneficiary.

For the Company’s consolidated VIEs, the Company has presented in note 10, to the extent material, the assets of its consolidated VIEs that can only be used to settle specific obligations of the consolidated VIE, and the liabilities of its consolidated VIEs for which creditors do not have recourse to its general assets outside of the consolidated VIE. All intercompany accounts and transactions between the Company and its consolidated VIEs have been eliminated in consolidation.

Use of estimates

(c)   Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates under different assumptions or conditions. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition (including determination of the allocation of the transaction price, determination of deconsolidation of the project companies, estimates of budget cost and estimates of variable consideration), allowance for credit losses on accounts receivable, other receivables and advances to suppliers, valuation of inventories and provision for firm purchase commitments, provision for contingent liability, impairment of long-lived assets and project assets, the estimated useful lives of long-lived assets, determination of assets retirement obligation (“ARO”) associated with long-lived assets, discount rates used to measure operating lease liabilities, accrual for warranty and the recognition of the benefit from the purchased warranty insurance, fair value estimate of financial instruments including foreign exchange option and forward contracts and other types of derivative, accrual for uncertain tax positions, valuation allowances for deferred tax assets, applying acquisition method of accounting to business acquisitions and the grant-date fair value of share-based compensation awards and related forfeiture rates.

Cash and cash equivalents and restricted cash

(d)   Cash and cash equivalents and restricted cash

Cash and cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and have original maturities of three months or less when acquired.

Restricted cash represents amounts held by banks, which are not available for the Company’s general use, as security for issuance of letters of credit, short-term notes payable and bank borrowings. Upon maturity of the letters of credit, repayment of short-term notes payable or bank borrowings, the deposits are released by the bank and become available for general use by the Company.

Accounts receivable, unbilled

(e)   Accounts receivable, unbilled

Accounts receivable, unbilled represents a contract asset for revenue that has been recognized in advance of billing the customer. The Company uses a cost-based input method to recognize revenue from battery storage solutions and EPC services when all relevant revenue recognition criteria have been met. Under this accounting method, revenue may be recognized in advance of billing the customer, which results in the recording of accounts receivable, unbilled. Once the Company meets the billing criteria under such contract, the rights to consideration becomes unconditional, it bills the customer and reclassifies the unbilled balance to accounts receivable trade. Billing requirements vary by contract, but are generally structured around completion of certain construction milestones.

Allowance for credit losses

(f)    Allowance for credit losses

Before 2020, the Company determined its allowance for doubtful accounts by actively monitoring the financial condition of its customers to determine the potential for any nonpayment of accounts receivable trade, advances to suppliers and other receivables. In determining its allowance for doubtful accounts, the Company also considered other economic factors, such as aging trends. The Company believed that its process of specific review of customers, combined with overall analytical review, provided an effective evaluation of ultimate collectability of trade receivables. Provisions for allowance for doubtful accounts were recorded as general and administrative expenses in the consolidated statements of operations.

After the adoption of ASU 2016-13 “Financial Instruments—Credit Losses (Topic 326)” beginning on January 1, 2020, the financial instruments are presented net of an allowance for credit losses. The Company establishes current expected credit losses (“CECL”) through an assessment based on external credit rating, internal credit rating and historical loss rates of debtors. Where CECL is measured on a collective basis or cater for cases where evidence at the individual instrument level may not yet be available, the financial instruments are grouped on the aging status; and nature, size and industry of debtors.

The Company began purchasing credit insurance from insurers, such as the China Export & Credit Insurance Corporation, since 2009 for certain of its accounts receivable trade in order to reduce its exposure to bad debt loss. The Company provides an allowance for accounts receivable trade using primarily a specific identification methodology. An allowance is recorded based on the likelihood of collection from the specific customer regardless whether such account is covered by credit insurance. At the time the claim is made, the Company records a receivable from these insurers equal to the expected recovery up to the amount of the specific allowance. The Company had recorded a receivable from these insurers in prepaid expenses and other current assets of $386 and $1,409 as of December 31, 2020 and 2021, respectively and a corresponding reduction in bad debt expense.

Advances to suppliers

(g)   Advances to suppliers

The Company makes prepayments to certain suppliers and such amounts are recorded in advances to suppliers in the consolidated balance sheets. Advances to suppliers expected to be utilized within twelve months as of each balance sheet date are recorded as current assets and the portion expected to be utilized after twelve months are classified as non-current assets in the consolidated balance sheets.

Inventories

(h)   Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined by the weighted-average method. Cost of inventories consists of direct materials and, where applicable, direct labor costs, tolling costs and those overhead costs that have been incurred in bringing the inventories to their present location and condition.

Adjustments are recorded to write down the cost of obsolete and excess inventories to the estimated net realizable value based on historical and forecast demand.

Project assets

(i)    Project assets

Project assets consist primarily of capitalized costs relating to solar and battery storage projects in various stages of development prior to the intended sale of the solar and battery storage projects to a third party customer. These costs include certain acquisition costs, land costs and costs for developing and constructing a solar and battery storage power system. Development costs can include legal, consulting, permitting, and other similar costs. Construction costs can include execution of field construction, installation of solar equipment, solar modules and related equipment. Interest costs incurred on debt during the construction phase and all deferred financing costs amortized during the construction phase are also capitalized within project assets.

Solar and battery storage projects are preliminarily classified as project assets unless the Company has intention not to sell them to third parties. In that case, these projects that the Company intends to hold and operate to generate electricity are classified as solar power systems on the consolidated balance sheets. As of December 31, 2020 and 2021, no battery storage power system were recorded on the consolidated balance sheets. During the development phase, solar and battery storage projects are accounted for in accordance with the recognition, initial measurement and subsequent measurement subtopics of ASC 970-360, as they are considered in substance real estates. The costs to construct solar and battery storage projects are presented as operating activities or investing activities in the consolidated statement of cash flows, if they are related to project assets or solar power systems, respectively. While the solar and battery storage projects are in the development phase, they are generally classified as non-current assets, unless it is anticipated that the sale will occur within one year. Appropriateness of the classification of the solar and battery storage projects is assessed based on the circumstances on each balance sheet date. Solar and battery storage projects that the Company intends to sell within one year, which meet the criteria of ASC 360, are classified as project assets-current.

The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company considers a project commercially viable or recoverable if it is anticipated to be sold for a profit once it is either fully developed or fully constructed. The Company considers a partially developed or partially constructed project commercially viable or recoverable if the anticipated selling price is higher than the carrying value of the related project assets. The Company examines a number of factors to determine if the project will be recoverable, the most notable of which include whether there are any changes in environmental, permitting, capital cost, market pricing or regulatory conditions that impact the project. Such changes could cause the costs of the project to increase or the selling price of the project to decrease. If a project is not considered recoverable, the Company impairs the project asset and adjusts the carrying value to the estimated recoverable amount, with the resulting impairment recorded within operations.

Project assets are often held in separate legal entities which are formed for the special purpose of constructing the project assets, which the Company refers to as “project companies”. The Company consolidates project companies as described in note 2(b) above.

The Company does not depreciate the project assets. Any revenue generated from a solar and battery storage power system connected to the grid would be considered incidental revenue and accounted for as a reduction of the capitalized project costs for development. If circumstances change, and the Company intends to operate the project assets for the purpose of generating income from the sale of electricity, the project assets will be reclassified to solar and battery storage power systems.

Business combination

(j)    Business combination

Business combinations are recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill. The Company charges acquisition related costs that are not part of the purchase price consideration to general and administrative expenses as they are incurred. These costs typically include transaction and integration costs, such as legal, accounting, and other professional fees.

Assets acquisition

(k)   Assets acquisition

When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Company’s books. If the consideration given is not in the form of cash (that is, in the form of non cash assets, liabilities incurred, or equity interests issued), measurement is based on either the cost to the acquiring entity or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and, thus, more reliably measurable. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

Property, plant and equipment

(l)  Property, plant and equipment

Property, plant and equipment is recorded at cost less accumulated depreciation. The cost of property, plant and equipment comprises its purchase price and any directly attributable costs, including interest costs capitalized during the period the asset is brought to its working condition and location for its intended use. The Company expenses repair and maintenance costs as incurred.

Depreciation is computed on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Costs incurred in constructing new facilities, including progress payments, capitalized interests and other costs relating to the construction, are capitalized and transferred to property, plant and equipment on completion and depreciation commences from that time.

For property, plant and equipment that has been placed into service, but is subsequently idled temporarily, the Company continues to record depreciation expense during the idle period. The Company adjusts the estimated useful life of the idled assets if the estimated useful life has changed.

Solar power systems

(m)   Solar power systems

Solar power systems comprised of ground-mounted utility-scale projects that the Company intends to hold for use. The solar power systems are stated at cost less accumulated depreciation. The cost consists primarily of direct costs incurred in various stages of development prior to the commencement of operations. For a self-developed solar power system, the actual cost capitalized is the amount of the expenditure incurred for the application of the power purchase agreements (“PPA”) and performance based energy incentives, permits, consents, construction costs, interest costs capitalized, and other costs capitalized. For a solar power system acquired from third parties, the initial costs include the consideration transferred and certain direct acquisition costs. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred.

When solar power systems is retired, or otherwise disposed of, the cost and accumulated depreciation is removed from the balance sheets and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is recognized using the straight-line method over the estimated useful lives of the solar power systems of 20 to 25 years.

The Company reviews the estimated useful lives of its fixed assets on an ongoing basis. This review indicated that the actual lives of certain solar power systems were longer than the estimated useful lives used for depreciation purposes in the Company’s financial statements. As a result, effective January 1, 2022, the Company changed the estimates of its useful lives of its solar power systems from 20-25 years to 30 years, based on internal studies and market analysis that support a 30-year useful life as appropriate given advances in solar power technology. The useful life was not changed for projects to be transferred to an offtaker at the end of a PPA that is less than 30 years in duration. The change is being accounted for prospectively as a change in accounting estimate. Depreciation expense for the year ended December 31, 2021 would have been lowered by $2,186 if the change had been made at the beginning of 2021.

Intangible assets

(n)   Intangible assets

Intangible assets primarily represent the technical know-how and computer software purchased from third parties. Intangible assets are recorded at fair value at the time of acquisition less accumulated amortization, if applicable. Amortization is recorded according to the following table on a straight-line basis for all intangible assets:

Technical know-how	10 years
Computer software	1-10 years

Prepaid land use rights

(o)   Prepaid land use rights

Prepaid land use rights, in substance right-of-use assets recorded according to ASC 842 from January 1, 2019, represent amounts paid for the use right of lands located in China (“PRC”). Amounts are charged to earnings ratably over the lease periods of 20 to 50 years.

Investments in affiliates

(p)    Investments in affiliates

The Company uses the equity method of accounting for the investments. The Company records the equity method investments at historical cost and subsequently adjusts the carrying amount each period for share of the earnings or losses of the investee and other adjustments required by the equity method of accounting. Dividends received from the equity method investments are recorded as reductions in the cost of such investments. The amount associated with the share of earnings is considered as return on investment, and the rest of the amount is considered as return of investment.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial conditions and near term prospects of the affiliates; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. During the years ended December 31, 2019, 2020 and 2021, the Company recorded nil, $24,060 and nil of impairment charges on its investments, respectively.

Impairment of long-lived assets

(q)    Impairment of long-lived assets

The Company assesses the recoverability of the carrying value of long-lived assets when an indicator of impairment has been identified. The Company reviews the long-lived assets each reporting period to assess whether impairment indicators are present. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets is grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For long-lived assets, when impairment indicators are present, the Company compares undiscounted future cash flows, including the eventual disposition of the asset group at market value, to the asset group’s carrying value to determine if the asset group is recoverable. Assessments also consider changes in asset group utilization, including the temporary idling of capacity and the expected timing of placing this capacity back into production. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company will recognize an impairment loss based on the fair value of the assets. The Company recorded impairment charges for long-lived assets of $21,866, $11,854 and $6,084 for the years ended December 31, 2019, 2020 and 2021, respectively.

Interest capitalization

(r)    Interest capitalization

The Company capitalizes interest costs as part of the historical costs of acquiring or constructing certain assets during the period of time required to get the assets ready for their intended use or sell the asset to a customer. The Company capitalizes interest costs to the extent that expenditures to acquire, construct, or develop an asset have occurred and interest costs have been incurred. Interest capitalized for property, plant and equipment, or solar power systems is depreciated over the estimated useful life of the related asset, as the qualifying asset is placed into service. The interest capitalized for project assets forms part of the cost of revenues when such project assets are sold and all revenue recognition criteria are met. Interest capitalization ceases once a project is substantially complete or no longer undergoing construction activities to prepare it for its intended use.

Assets retirement obligation

(s)   Assets retirement obligation

Certain jurisdictions in which the Company’s long-lived assets are located or certain land lease agreements require the removal of the solar power systems when the project is decommissioned. Assets retirement obligation (“ARO”) for the estimated costs of decommissioning associated with long-lived assets at a future date are accounted for in accordance with ASC 410-20, Asset Retirement Obligations (“ASC 410-20”). ASC 410-20 requires an entity to recognize the fair value of a liability for an ARO in the period in which it is incurred and a reasonable estimate of fair value can be made. Upon initial recognition of a liability for an ARO, the asset retirement cost is capitalized by increasing the carrying amount of the related long-lived asset by the same amount. Over time, the liability is accreted to its expected future value, while the capitalized cost is depreciated over the useful life of the related asset. The Company’s ARO included in solar power systems was not material as of December 31, 2020 and 2021.

Leases

(t)   Leases

Effective January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), as amended (“ASC 842”) for its lease arrangements, which were recorded under ASC 840, Leases, before implementation. Upon adoption of ASC 842, the Company elected to use the remaining lease term as of January 1, 2019 in the estimation of the applicable discount rate for leases that were in place at adoption. For the initial measurement of the lease liability for leases commencing after January 1, 2019, the Company use the discount rate as of the commencement date of the lease, incorporating the entire lease term. The Company, as a lessee, has both finance and operating lease arrangements. Right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheets include operating lease agreements. Finance lease agreements are recorded in property, plant and equipment, other payables and other non-current liabilities on the consolidated balance sheets. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. The Company elected the practical expedient to combine the lease and related non-lease components for all existing leases.

The Company determines if an arrangement is a lease at inception. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC 842-20-25. At the commencement date of a lease, the Company determines the classification of the lease based on the relevant factors and presents and records a right-of- use (“ROU”) asset and lease liability. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are calculated as the present value of the lease payments not yet paid. Variable lease payments are excluded from the ROU asset and lease liability calculations and are recognized in the period which the obligations for those payments are incurred. Operating lease ROU assets also include any lease prepayments made, initial direct costs and deferred rent if any and exclude lease incentives. As the rate implicit in the Company’s operating leases is not typically readily available, the Company uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. Some of the Company’s lease agreements include options to extend or terminate the lease, which are not included in its minimum lease terms unless they are reasonably certain to be exercised. All operating lease expenses are fixed, which are accounted for on a straight-line basis over the lease term and that of finance lease include interest and amortization expenses incurred during the current year.

The Company’s leases do not contain any material residual value guarantees or material restrictive covenants. Leases with an initial lease term of 12 months or less are not recorded on the consolidated balance sheets.

For finance leases, the amortization of the asset is recognized over the shorter of the lease term or useful life of the underlying asset within depreciation and amortization expense and other expenses from managed and franchised properties in consolidated statements of operations. The interest expense related to finance leases, including any variable lease payments, is recognized in interest expense in consolidated statements of operations.

The Company assesses ROU assets for impairment quarterly. When events or circumstances indicate the carrying value may not be recoverable, the Company evaluates the net book value of the asset for impairment by comparison to the projected undiscounted future cash flows. If the carrying value of the asset is determined to not be recoverable and is in excess of the estimated fair value, the Company recognizes an impairment charge in asset impairments on its consolidated statements of operations.

Contingencies

(u)   Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but the amount cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Income taxes

(v)  Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net tax loss carry-forwards and credits using the enacted tax rates expected to apply to taxable income in the periods in which the deferred tax liability or asset is expected to be settled or realized. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances; (ii) current tax expense, which represents the amount of tax payable to or receivable from a taxing authority; and (iii) non-current tax expense, which represents the increases and decreases in amounts related to uncertain tax positions from prior periods and not settled with cash or other tax attributes. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain tax position. The Company records penalties and interests associated with the uncertain tax positions as a component of income tax expense.

The Company uses the flow-through method to account for investment tax credits earned on qualifying projects placed into service. Under this method the investment tax credits are recognized as a reduction to income tax expense in the year the credit arises. The use of the flow-through method also results in a basis difference from the recognition of a deferred tax liability and an immediate income tax expense for reduced future tax depreciation of the related assets. Such basis differences are accounted for pursuant to the income statement method.

Revenue recognition

(w)   Revenue recognition

The Company recognizes revenue when it satisfies a performance obligation by transferring a promised good or service to a customer.

Solar power products and materials

Solar power products, including solar modules, other solar power products, solar system kits and materials related to solar power products are transferred at a point in time when the customer obtains control of the products, which is typically upon shipment or delivery depending on the contract terms. Revenues of solar product sales also include charges to customers for shipping and handling activities. Sales agreements typically contain the assurance-type customary product warranties but do not contain any post-shipment obligations nor any return or credit provisions, see note 2 (aa) for the Company’s accounting policy for warranty.

The Company assessed whether it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the products that will be transferred to the customer. The delivered products remain as inventories on consolidated balance sheets, regardless of whether the control has been transferred. If the collection of payment becomes probable in the future, the Company would then recognize revenue, adjust inventories and recognize cost of revenues.

Battery storage solutions and EPC services

The Company recognizes revenue for the sales of battery storage solutions (system integration business, delivering turnkey battery storage technology solutions) and EPC services over time based on the estimated progress to completion using a cost-based input method. This includes the advances that battery storage customers are required to make on the value of their battery storage solution that is treated as deferred revenue on the Company’s consolidated balance sheet and then recognized as revenue over time based on the estimated progress to completion.

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(w)  Revenue recognition (Continued)

In applying the cost-based input method of revenue recognition, the Company uses the actual costs incurred relative to the total anticipated costs to determine its progress towards contract completion and to calculate the corresponding amount of revenue to recognize. The Company is also required to make estimates of revenues and costs to complete its projects. In making such estimates, significant judgment is required to evaluate the underlying assumptions, including the impact of any performance incentives, liquidated damages, and other payments to customers. If estimated total costs of any contract are greater than the estimated net revenues of the contract, the Company recognizes the entire estimated loss in the period the loss becomes known. The cumulative effect of revisions to estimates using the cost-based input method of revenue recognition are recorded in the period in which the revisions are identified.

Solar and battery storage projects

Sales of solar power projects and battery storage power projects (project development business, including sourcing land, interconnection, structuring power purchase agreements and other permits and requirements for battery storage projects) are recognized at a point in time when customers obtain control of solar and battery storage projects. For sales of solar and battery storage projects in which the Company obtains an interest in the project sold to the customer, the Company recognizes all of the revenue for the consideration received, including the fair value of the non-controlling interest it obtained, and defer any profit associated with the interest obtained.

The solar and battery storage projects are often held in separate legal entities which are formed for the special purpose of constructing the solar and battery storage projects, which the Company refers to as “project companies”. The Company applies guidance under ASC 810 to determine deconsolidation of the project companies upon transfer of equity interest to the customers, and then applies guidance under ASC 606 to identify performance obligations, and to estimate the variable consideration, if any, as part of the transaction price for revenue recognition.

O&M and asset management services

O&M and asset management services are transferred over time when customers receive and consume the benefits provided by the Company’s performance under the terms of service arrangements. Revenues from O&M and asset management services are recognized over time based on the work completed to date which does not require re-performances and the costs of O&M and asset management services are expensed when incurred.

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(w)   Revenue recognition (Continued)

Electricity revenue

Electricity revenue is generated primarily by the Company’s solar power plants under long-term PPAs and performance based energy incentives. For electricity sold under PPAs, the Company recognizes electricity revenue based on the price stated in the PPAs when electricity has been generated and transmitted to the grid. Performance-based energy incentives are awarded under certain state programs for the delivery of renewable electricity when the attached conditions have been met and there is reasonable assurance that the incentives will be received. During the years ended December 31, 2019, 2020 and 2021, the Company recognized performance-based energy incentives related to electricity generated of $3,915, $6,628 and $9,402, respectively, in revenue.

The Company’s electricity revenue during the years ended December 31, 2019, 2020 and 2021 were as follows:

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Electricity Revenue:
CSI Solar Segment	5,866	9,077	15,302
Global Energy Segment	—	629	14,118
	5,866	9,706	29,420

Disaggregation of Revenue

The disaggregation of revenue from contracts with customers for the years ended December 31, 2019, 2020, and 2021 has been disclosed under Segment Information. See Note 22 for details of revenues generated from each product or service and revenues generated from different geographic locations.

The following table represents a disaggregation of revenue recognized at a point in time or over time (Comparative period financial information for 2019 by reportable segment has been recast to conform to current presentation. Refer to Note 22 for further information.):

	Years Ended December 31,
	2019	2020	2021
CSI Solar Segment:
Revenue recognized at a point in time	$2,210,459	$2,704,332	$3,881,573
Revenue recognized over time	271,389	45,996	271,513

Global Energy Segment:
Revenue recognized at a point in time	696,326	687,759	1,068,179
Revenue recognized over time	22,409	38,408	55,904
	3,200,583	3,476,495	5,277,169

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(w)   Revenue recognition (Continued)

The Company’s contract assets and liabilities are as follow:

	At December 31,	At December 31,
	2020	2021
Contract Assets
Accounts receivable, unbilled	$28,461	$37,244

Contract Liabilities
Advances from customers	189,470	135,512
Other current liabilities	35,012	98,494
	224,482	234,006

For the year ended December 31, 2021, $199,140 of the Company’s revenue was recognized from the beginning balance of contract liabilities as of January 1, 2021. Contract liabilities of $234,006 as of December 31, 2021 are expected to be realized within one year.

The Company has applied the practical expedients related to the revenue requirements to a portfolio of contracts (or performance obligations) with similar characteristics for transactions where it is expected that the effects on the financial statements of applying the revenue recognition guidance to the portfolio would not differ materially from applying this guidance to the individual contracts (or performance obligations) within that portfolio. Therefore, the Company has elected the portfolio approach in applying the revenue guidance.

The Company has made an accounting policy election to not assess whether promised products are performance obligations if they are immaterial in the context of the contract with the customer. If the revenue related to a performance obligation that includes products that are immaterial in the context of the contract is recognized before those immaterial products are transferred to the customer, then the related costs to transfer those products are accrued.

The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.

The Company generally expenses incremental costs of obtaining a contract when incurred because the amortization period would be less than one year. The incremental costs are recorded in operating expense. Incremental costs of obtaining a contract with an amortization period more than one year are not material to the Company.

Shipping and handling

(x)   Shipping and handling

Payments received from customers for shipping and handling activities are included in net revenues. Shipping and handling costs relating to sales of $88,079, $134,248 and $316,358, are included in selling and distribution expenses for the years ended December 31, 2019, 2020 and 2021, respectively.

Research and development

(y)    Research and development

Costs related to the design, development, testing and enhancement of products are included in research and development expenses. Research and development costs are expensed when incurred and amounted to $47,045, $45,167 and $58,407 for the years ended December 31, 2019, 2020 and 2021, respectively.

Other operating income, net

(z) Other operating income, net

Other operating income, net primarily consists of gains or losses on disposal of solar power systems and property, plant and equipment, government grants received and insurance claims on weather-related project damages.

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(z) Other operating income, net (Continued)

Government grants primarily consist of unrestricted and restricted grants and subsidies. Unrestricted grants received that allowed the Company’s full discretion in utilizing the funds are recognized as other operating income when it is probable that all the conditions stipulated by the local governments, generally for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments, have been satisfied. Restricted grants received that are related to prepaid land use rights, property, plants and equipment and certain projects, are recorded as deferred subsidies in other non-current liabilities and are amortized on a straight-line basis over the term of related assets.

The following table summarizes the Company’s other operating income, net:

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Government grants	(10,097)	(24,245)	(38,468)
Net gain on disposal of solar power system	(1,666)	—	(10,091)
Net (gain) loss on disposal of property, plant and equipment	1,227	(253)	83
(Insurance claims on) weather-related project damages	—	(1,025)	1,408
	(10,536)	(25,523)	(47,068)

Warranty cost

(aa) Warranty cost

Before 2009, the Company typically sold its standard solar modules with a two-year guarantee for defects in materials and workmanship and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. In 2009, the Company increased its guarantee for defects in materials and workmanship to six years. In 2011, the Company increased its guarantee for defects in materials and workmanship to ten years.

In 2019, the Company increased its guarantee for defects in materials and workmanship up to 12 years and the Company warrant that, for a period of 25 years, its standard polycrystalline modules will maintain the following performance levels: (i) during the first year, the actual power output of the module will be no less than 97.5% of the labeled power output; (ii) from the second year to the 24th year, the actual annual power output decline of the module will be no more than 0.7%; and (iii) by the end of the 25th year, the actual power output of the module will be no less than 80.7% of the labeled power output.

The Company has provided warranty against decline in performance for its bifacial module and double glass module products for a period of 30 years.

For solar projects built by the Company, the Company provides a limited workmanship or balance of system warranty against defects in engineering design, installation and construction under normal use, operation and service conditions for a period of up to ten years following the energizing of the solar project. In resolving claims under the workmanship or balance of system warranty, the Company has the option of remedying through repair, refurbishment or replacement of equipment. The Company has entered into similar workmanship warranties with its suppliers to back up a portion of its warranties.

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(aa) Warranty cost (Continued)

The Company maintains warranty reserves to cover potential liabilities that could arise under these guarantees and warranties. Due to limited warranty claims to date, the Company accrues the estimated costs of warranties based on an assessment of its competitors’ and its own actual claim history, industry-standard accelerated testing, estimates of failure rates from the Company’s quality review, and other assumptions that the Company believes to be reasonable under the circumstances. Actual warranty costs are accumulated and charged against the accrued warranty liability. To the extent that accrual for warranty costs differs from the estimates, the Company will prospectively revise its accrual rate. The Company currently records a 1% warranty provision against the revenue for sales of solar power products.

The Company has entered into agreements with a group of insurance companies with high credit ratings to back up a portion of its warranties. The insurance companies are obliged to reimburse the Company, subject to certain maximum claim limits and certain deductibles, for the actual product warranty costs that the Company incurs under the terms of its solar module product warranty policy. The Company records the insurance premiums initially as prepaid expenses and amortizes them over the respective policy periods. The unamortized carrying amount is $1,728 and $528 as of December 31, 2020 and 2021, respectively and was included as a component of prepaid expenses and other current assets.

The warranty obligations the Company records relate to defects that existed when the product was sold to the customer. The event which the Company is insured against through its insurance policies is the sale of products with these defects. Accordingly, the Company views the insured losses attributable to the shipment of defective products covered under its warranty as analogous to potential claims, or claims that have been incurred as of the product ship date, but not yet reported. The Company expects to recover all or a portion of the cost of its obligations with respect to the defective products through insurance claims. Therefore, the Company’s accounting policy is to record an asset for the amount determined to be probable of recovery from the insurance claims (not to exceed the amount of the total losses incurred), consistent with the guidance set forth at ASC 410-30.

The Company considers the following factors in determining whether an insurance receivable that is probable and recoverability can be reasonably estimated: (i) reputation and credit rating of the insurance company; (ii) comparison of the solar module product warranty policy against the terms of the insurance policies, to ensure valid warranty claims submitted by customers will be covered by the policy and therefore reimbursed by the insurance companies; and (iii) with respect to specific claims submitted, written communications from the insurance company are monitored to ensure the claim has been submitted to the insurance company, and reimbursements are probable to be subsequently collected. The successfully processed claims provide further evidence that the insurance policies are functioning as anticipated.

To the extent uncertainties regarding the solvency of insurance carriers or the legal sufficiency of insurance claims (including if they became subject to litigation) were to arise, the Company will establish a provision for uncollectible amounts based on the specific facts and circumstances. To date, no provision had been determined to be necessary. In addition, to the extent that accrual for warranty costs differs from the estimates and the Company prospectively changes its accrual rate, this change may result in a change to the amount expected to be recovered from insurance.

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(aa) Warranty cost (Continued)

As the warranty obligation and related recovery asset do not meet the criteria for offsetting, the gross amounts are reported in the Company’s consolidated balance sheets. The asset is expected to be realized over the life of the warranty obligation, which is 25 or 30 years and is treated as a non-current asset consistent with the underlying warranty obligation. When a specific claim is submitted, and the corresponding insurance proceeds are expected to be collected within twelve months of the balance sheet date, the Company will reclassify that portion of the receivable as being current. The insurance receivable amounts were $82,532 and $87,729 as of December 31, 2020 and 2021, respectively, and were included as a component of other non-current assets.

The Company made upward adjustments to its accrued warranty costs of $2,622 and other non-current assets of $2,153 for the year ended December 31, 2021, to reflect the recent increase in average selling price of solar modules as well as the volume increase in solar modules shipment, which are two primary inputs into the estimated warranty costs. Accrued warranty costs (net effect of adjustments) of $28,044, $26,931 and $45,053 are included in cost of revenues for the years ended December 31, 2019, 2020 and 2021, respectively.

Foreign currency translation

(ab) Foreign currency translation

The United States dollars (“U.S. dollars” or “$”), the currency in which a substantial amount of the Company’s transactions are denominated, is used as the functional and reporting currency of CSI. Monetary assets and liabilities denominated in currencies other than the U.S. dollars are translated into U.S. dollars at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the U.S. dollars during the year are converted into the U.S. dollars at the applicable rates of exchange prevailing on the transaction date. Transaction gains and losses are recognized in the consolidated statements of operations. Gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities are not recognized in earnings, but are included as a component of other comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollars, such as Renminbi (“RMB”), Euros, Canadian dollars (“CAD”), Japanese yen, Brazilian reals (“BRL”) and Australian dollars, which are their functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the statements of comprehensive income.

Comprehensive income

(ac) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included (i) net income, (ii) foreign currency translation adjustments, (iii) gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities and (iv) the unrealized gains or losses (effective portion) on derivative instruments that qualify for and have been designated as cash flow hedges.

Foreign currency risk

(ad) Foreign currency risk

The majority of the Company’s sales in 2019, 2020 and 2021 were denominated in U.S. dollars, Renminbi and Euros, with the remainder in other currencies such as Japanese Yen, Brazilian reals, Australian dollars, South African rand and Canadian dollars. The Company’s Renminbi costs and expenses are primarily related to the sourcing of solar cells, silicon wafers and silicon, other raw materials, such as PV glass and aluminum, toll manufacturing fees, labor costs and local overhead expenses within the PRC. From time to time, the Company enters into loan arrangements with commercial banks that are denominated primarily in Renminbi, U.S. dollars, Japanese yen, Australian dollars and Euros. Most of its cash and cash equivalents and restricted cash are denominated in Renminbi. Fluctuations in exchange rates, particularly between the U.S. dollars, Renminbi, Canadian dollars, Japanese yen, Euros, Brazilian reals, South African rand and Thai baht, may result in foreign exchange gains or losses. Since 2008, the Company has hedged part of its foreign currency exposures primarily against the U.S. dollars using foreign currency forward or option contracts.

Concentration of credit risk

(ae) Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, advances to suppliers and amounts due from related parties.

All of the Company’s cash and cash equivalents are held with financial institutions that Company management believes to have high credit quality.

The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. With respect to advances to suppliers, such suppliers are primarily suppliers of raw materials. The Company performs ongoing credit evaluations of its suppliers’ financial conditions. The Company generally does not require collateral or security against advances to suppliers, however, it maintains a reserve for potential credit losses and such losses have historically been within management’s expectation.

The prepayments made by the Company are unsecured and expose the Company to supplier credit risk. As of December 31, 2020 and 2021, gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers are as follows:

	As of December 31,
	2020		2021
	$		$
Supplier A	43,821		52,257
Supplier B	—	(1)	37,117
Supplier C	—	(1)	36,026
(1)	Not in excess of 10% of total advances to suppliers as of December 31, 2020.

Fair value of financial instruments

(af) Fair value of financial instruments

The Company applies authoritative guidance for fair value measurements for its financial assets and liabilities. The guidance defines fair value as an exit price representing the amount that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. The guidance also establishes a fair value hierarchy, which prioritized the inputs used in measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. The Company’s restricted cash balance and listed equity securities for all periods presented uses level one fair value inputs.

Level 2—Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Unobservable inputs reflecting the Company’s own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

Derivatives instruments and hedging activity

(ag) Derivatives instruments and hedging activity

The Company’s primary objective for holding derivative financial instruments is to manage risks. Depending on the terms of the specific derivative instruments and market conditions, some of the Company’s derivative instruments may be assets and liabilities at any particular point in time. The recognition of gains or losses resulting from changes in fair value of these derivative instruments is based on the use of each derivative instrument and whether it qualifies for hedge accounting.

The Company enters into derivatives to hedge its foreign currency risk exposure to losses from price adjustments of electricity and interest rate risk. When the Company determines to designate a derivative instrument as a cash flow hedge, the Company formally documents the hedging relationship and its risk management objective and strategy for undertaking the hedge, the hedging instrument, the hedged item, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed, and a description of the method of measuring ineffectiveness. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative that is used in hedging transactions is highly effective in offsetting changes in cash flows of hedged items. The effective portion of gains and losses on derivatives designated as cash flow hedges are initially deferred in other comprehensive income before being recognized in the statements of operations in the same period as the hedged transactions are reflected in earnings. Gains and losses on derivatives that are not designated or fail to qualify as effective hedges are recognized in the statements of operations as incurred.

Fair value of the derivative instruments is determined using pricing models developed based on the underlying price of the hedged items. The values are also adjusted to reflect nonperformance risk of the counterparty and the Company, as necessary.

Earnings per share

(ah) Earnings per share

Basic earnings per common share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common share equivalents are not included in the calculation of dilutive earnings per share if their effects are anti-dilutive.

Share-based compensation

(ai) Share-based compensation

The Company’s share-based compensation with employees, such as share options, restricted shares and restricted share units (“RSUs”) with a time-based vesting condition, is measured at the grant date, based on the fair value of the award, and is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period. The share-based compensation expense related to the award which contains both time-based and performance-based vesting condition will be recognized when it is probable that the performance-based condition will be met. The probability of the performance condition to be met is not reflected when determining the fair value of the award.

Risks and uncertainties related to the COVID-19 pandemic

(aj) Risks and uncertainties related to the COVID-19 pandemic

The COVID-19 pandemic has continued to pose significant challenges to many aspects of the Company’s business, including its operations, customers, suppliers and projects. The extent to which the COVID-19 has and may persist to impact the Company’s ability to effectively operate continues to be highly uncertain. The outbreak continues to evolve, and the impact that COVID-19, or new variants of COVID-19, will ultimately have on the Company’s result of operations, financial condition, liquidity and cash flows cannot be estimated and is impossible to predict. The Company will continue to monitor and adhere to the policies, lockdowns, restrictions, and preventive measures implemented by the various government authorities, as well as general movement restrictions, social distancing and other measures imposed to slow the spread of COVID-19.

As of the date of issuance of these consolidated financial statements, the Company is not aware of any specific event or circumstance that would require updates to its estimates and judgments or revisions due to COVID-19 to the carrying value of its assets or liabilities. These estimates may change, as new events occur and additional information is obtained, and are recognized in the consolidated financial statements as soon as they become known.

Recently issued accounting pronouncements

(ak) Recently issued accounting pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”, which simplifies income tax accounting in various areas including, but not limited to, the accounting for hybrid tax regimes, tax implications related to business combinations, and interim period accounting for enacted changes in tax law, along with some codification improvements. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. Certain changes in the standard require retrospective or modified retrospective adoption, while other changes must be adopted prospectively. The Company adopted this standard effective January 1, 2021. The adoption of this new standard did not have a material impact on the Company’s consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-04, “Reference Rate Reform (Topic 848)”, to provide optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The new guidance is effective, at the Company’s election, beginning March 12, 2020 through December 31, 2022. In addition, in January 2021 the FASB issued ASU No. 2021-01, “Reference Rate Reform — Scope,” which clarified the scope of ASC 848 relating to contract modifications. With the planned discontinuation of LIBOR as a benchmark in June 2023 the Company has evaluated alternatives for its debt that utilizes LIBOR as a reference rate. The company has $956,523 of LIBOR debt as of December 31, 2021 and projects the balance will be approximately $530,662 by the June 2023 discontinuance date. All of the Company’s LIBOR debt agreements contemplate a change to the Secured Overnight Financing Rate (SOFR) as the reference rate upon discontinuance of LIBOR, with no exposure to the Company.

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(ak) Recently issued accounting pronouncements (Continued)

In August, 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The new standard was effective for the Company beginning January 1, 2022. The adoption of this new standard is not expected to have a material impact on the Company’s consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, “Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance”, to increase the transparency of government assistance received by most business entities by requiring the disclosure of: (1) the types of government assistance received; (2) the accounting for such assistance; and (3) the effect of the assistance on a business entity’s financial statements. The new standard was effective for the Company beginning January 1, 2022. The Company is currently evaluating the impact of adopting this guidance and the potential effects it could have on the Company’s consolidated financial statements.